Financial instruments (Details 27) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	$ 0	$ 91
Gains (losses) on hedging instrument, fair value hedges	(18,707)	16
Derivative instruments (IRS) [Member]
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	0	91
Gains (losses) on hedging instrument, fair value hedges	$ (16)	$ 16